Convertible debentures, Additional Focus Impact Partners Convertible Debt (Details) - USD ($)		12 Months Ended
	Mar. 19, 2025	Jul. 31, 2025	Jul. 31, 2024	Nov. 04, 2022
Convertible Debt [Abstract]
Derivative liability		$ 72,500	$ 919,250	$ 1,836,666
Additional Convertible Debt [Member] | Focus Impact Partners [Member]
Convertible Debt [Abstract]
Principal amount	$ 218,000
Convertible debt interest rate	5.30%
Percentage of conversion price discount	25.00%
Period of volume weighted average trading price		20 days
Percentage of prepayment penalty prior to maturity date	10.00%
Derivative liability	$ 72,500	$ 72,500